Concentrations (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Concentration Risk [Line Items]
Revenue from customers	$ 3,666,521	$ 2,287,776	$ 8,835,040	$ 6,560,022
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue from customers	931,611	1,149,471
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue from customers	$ 535,772	$ 936,816